RIGHT TO USE ASSETS AND LEASE LIABILITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Right To Use Assets And Lease Liability
SCHEDULE OF ANNUAL RENT
Lease Term		Annual Rent
9/20/2024	9/30/2026	$7,200.00
10/1/2026	12/31/2027	$7,920.00
1/1/2028	12/31/2030	$8,712.00

SCHEDULE OF OPERATING LEASES

At September 30, 2024, and December 31, 2023, the Company had no financing leases as defined in ASC 842, “Leases.”

	September 30, 2024	December 31, 2023
Assets

Operating lease - right-of-use asset - non-current	$98,666	$95,808

Liabilities

Operating lease liability	$100,066	$96,157

Weighted-average remaining lease term (three months)	3.19	1.95

Weighted-average discount rate	8%	8%

The components of lease expense were as follows:

Operating lease costs

Amortization of right-of-use operating lease asset	$52,683	$20,194
Impairment of right of use asset	$30,084	-
Total operating lease costs	$69,056	$20,194

Supplemental cash flow information related to operating leases was as follows:

Operating cash outflows from operating lease (obligation payment)	$40,083	$53,442
Right-of-use asset obtained in exchange for new operating lease liability	$30,084	$-
Impairment of right of use asset	$(30,084)	$-
Net	$-	$-

At December 31, 2023 and December 31, 2022, the Company had no financing leases as defined in ASC 842, “Leases.”

	December 31, 2023	December 31, 2022
Assets

Operating lease - right-of-use asset - non-current	$95,808	$58,849

Liabilities

Operating lease liability	$96,157	$59,897

Weighted-average remaining lease term (three months)	1.95	2.08

Weighted-average discount rate	8%	8%

The components of lease expense were as follows:

Operating lease costs

Amortization of right-of-use operating lease asset	$20,194	$52,043
Total operating lease costs	$20,194	$52,043

Supplemental cash flow information related to operating leases was as follows:

Operating cash outflows from operating lease (obligation payment)	$53,442	$51,344
Right-of-use asset obtained in exchange for new operating lease liability	$-	$-

SCHEDULE OF MINIMUM LEASE PAYMENTS

Future minimum lease payments required under leases that have initial or remaining non-cancellable lease terms in excess of one year at September 30, 2024:

2024 (3 Months)	$15,861
2025	51,544
2026	13,143
2027	7,920
2028	26,137
Total lease payments	114,605
Less: amount representing interest	(14,539)
Total lease obligations	100,066

Less: current portion of operating lease liability	(57,518)
Long-term portion operating lease liability	$42,548

Future minimum lease payments required under leases that have initial or remaining non-cancelable lease terms in excess of one year at December 31, 2023:

2024	$54,144
2025	44,344
2026	5,764
Total lease payments	104,252
Less: amount representing interest	(8,095)
Total lease obligations	96,157
Less: current portion of operating lease liability	(41,789)
Long-term portion operating lease liability	$54,368